Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Employee Benefits [Abstract]
Pension expense	$ 766	$ 852	$ 754